Consolidated Statements Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional-paid in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning Balance at Dec. 31, 2020	$ 192,491	$ 34	$ 287,829	$ 27	$ (95,399)
Beginning Balance (in shares) at Dec. 31, 2020		33,964,000
Stock-based compensation expense	21,750		21,750
Purchase of common stock under Employee Stock Purchase Plan	60		60
Purchase of common stock under Employee Stock Purchase Plan (in shares)		7,064
Issuance of common stock, net	1,298	$ 1	1,297
Issuance of common stock, net (in shares)		642,314
Forfeiture of restricted stock (in shares)		(2,165)
Other comprehensive loss	(89)			(89)
Net loss	(84,686)				(84,686)
Ending Balance at Dec. 31, 2021	$ 130,824	$ 35	310,936	(62)	(180,085)
Ending Balance (in shares) at Dec. 31, 2021	34,611,213	34,611,213
Stock-based compensation expense	$ 5,266		5,266
Purchase of common stock under Employee Stock Purchase Plan	139		139
Purchase of common stock under Employee Stock Purchase Plan (in shares)		31,832
Issuance of common stock, net	61		61
Issuance of common stock, net (in shares)		22,764
Issuance of common stock pursuant to restricted stock units (Shares)		310,600
Other comprehensive loss	(234)			(234)
Net loss	(23,386)				(23,386)
Ending Balance at Mar. 31, 2022	112,670	$ 35	316,402	(296)	(203,471)
Ending Balance (in shares) at Mar. 31, 2022		34,976,409
Beginning Balance at Dec. 31, 2021	$ 130,824	$ 35	310,936	(62)	(180,085)
Beginning Balance (in shares) at Dec. 31, 2021	34,611,213	34,611,213
Stock-based compensation expense	$ 19,831		19,831
Purchase of common stock under Employee Stock Purchase Plan	196		196
Purchase of common stock under Employee Stock Purchase Plan (in shares)		76,606
Issuance of common stock, net	11		11
Issuance of common stock, net (in shares)		10,047
Issuance of common stock under equity offering (in shares)		12,767
Issuance of common stock under equity offering	50		50
Issuance of common stock pursuant to restricted stock units (Shares)		551,450
Issuance Of Common Stock Pursuant To Restricted Stock Units	(1)		(1)
Other comprehensive loss	(136)			(136)
Net loss	(81,580)				(81,580)
Ending Balance at Dec. 31, 2022	$ 69,195	$ 35	331,023	(198)	(261,665)
Ending Balance (in shares) at Dec. 31, 2022	35,262,083	35,262,083
Stock-based compensation expense	$ 3,431		3,431
Purchase of common stock under Employee Stock Purchase Plan	31		31
Purchase of common stock under Employee Stock Purchase Plan (in shares)		24,754
Issuance of common stock, net (in shares)		2,969
Issuance of common stock pursuant to restricted stock units (Shares)		462,150
Issuance Of Common Stock Pursuant To Restricted Stock Units	1	$ 1
Other comprehensive loss	134			(134)
Net loss	(19,543)				(19,543)
Ending Balance at Mar. 31, 2023	$ 53,249	$ 36	$ 334,485	$ (64)	$ (281,208)
Ending Balance (in shares) at Mar. 31, 2023	35,751,956	35,751,956